Revenue from Contracts with Customers - Schedule of Revenues by Type of Service (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,009,543	$ 788,901	$ 2,029,720	$ 1,635,127	$ 2,946,307	$ 3,211,007
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	504,293	632,525	1,024,470	1,266,021	2,395,626	2,771,869
Collaborations Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	500,000	155,276	1,000,000	359,316	516,016	397,178
Laboratory Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,250	$ 1,100	$ 5,250	$ 9,790	$ 34,665	$ 41,960